Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.29%	5.16%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.89%	0.64%
Change in Valuation Allowance	(24.54%)	(27.08%)
Effective income tax rate	0.00%	0.00%